15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
Notes
15. SEGMENTED FINANCIAL INFORMATION

15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	December 31, 2024	December 31, 2023
Non-current assets
Portugal	$ 209,886	$ 210,740
Finland	682,644	513,363
Canada	154,292	-
	$ 1,046,822	$ 724,103

	Years ended
	December 31, 2024	December 31, 2023
Mineral exploration expenses
Portugal	$ 33,260	$ 27,561
Kosovo	28,356	38,931
	$ 61,616	$ 66,492